Intangible Assets - Schedule of Company’s Amortization Expenses (Details)	Dec. 31, 2025 USD ($)
Schedule Of Company SAmortization Expenses Abstract
2026	$ 15,123
2027	14,851
2028	14,851
2029	14,851
2030	14,851
Thereafter	371,968
Total	$ 446,495